Putnam Arizona Tax Exempt Income Fund
                          (the "Arizona fund")
                 Putnam Florida Tax Exempt Income Fund
                          (the "Florida fund")
              Putnam Massachusetts Tax Exempt Income Fund
                       (the "Massachusetts fund")
                 Putnam Michigan Tax Exempt Income Fund
                          (the "Michigan fund")
                Putnam Minnesota Tax Exempt Income Fund
                         (the "Minnesota fund")
                Putnam New Jersey Tax Exempt Income Fund
                         (the "New Jersey fund")
                   Putnam Ohio Tax Exempt Income Fund
                            (the "Ohio fund")
               Putnam Pennsylvania Tax Exempt Income Fund
                        (the "Pennsylvania fund")

              Prospectus Supplement dated November 4, 1996
                 to Prospectus dated September 30, 1996


The following officers of Putnam Investment Management, Inc.,
("Putnam Management") have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the years stated below:


                                        Business experience
                         Year           (at least 5 years)
                         -------        -----------------

Howard K. Manning                       Employed as an investment
Senior Vice President                   professional by Putnam
                                        Management since 1986.

 Arizona fund            1995
 Ohio fund               1996
 Pennsylvania fund       1996

Leslie J. Burke                         Employed as an investment
Vice President                          professional by Putnam
                                        Management since
                                        February, 1992.
                                        Prior to February, 1992,
 Florida fund            1996           Ms. Burke was a
 Massachusetts fund      1996           Research Associate and
 Michigan fund           1996           Municipal Bond Trader at
 Minnesota fund          1996           Fidelity Management and
 New Jersey fund         1995           Research Company.